Stockholders’ Deficit (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Common Stock

The Company had the following issuances of common stock during the year ended December 31, 2021 (in thousands, except share and per share data):

Transaction Type	Quantity (Shares)	Valuation	Range of Value per Share
Stock-based compensation for issuance and amortization of restricted stock awards to employees, executives, and directors	280,916	$609	$.40 to $1.60
Total	280,916	$609	$.40 to $1.60